Segment And Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Segment Reporting Information [Line Items]
Net sales	$ 1,406,874	$ 1,382,558	$ 1,446,751	$ 1,375,513	$ 1,350,401	$ 1,239,905	$ 1,312,769	$ 1,261,696	$ 5,611,696	$ 5,164,771	$ 4,681,273
Operating profit									1,114,244	1,277,249	1,113,046
Depreciation and amortization expense									295,764	244,015	213,465
Total assets	9,005,193				8,566,448				9,005,193	8,566,448	6,425,811
International, Net Sales									2,964,129	2,509,737	2,213,082
Long-Lived Assets	1,388,409				1,323,931				1,388,409	1,323,931	1,153,086
International, Long-Lived Assets	381,298				357,995				381,298	357,995	276,624
CRM/NMD [Member]
Segment Reporting Information [Line Items]
Net sales									3,452,298	3,420,215	3,099,800
Operating profit									2,144,602	2,125,163	1,931,929
Depreciation and amortization expense									94,549	91,387	83,506
Total assets	2,411,848				2,150,359				2,411,848	2,150,359	2,124,534
CV/AF [Member]
Segment Reporting Information [Line Items]
Net sales									2,159,398	1,744,556	1,581,473
Operating profit									1,144,046	968,606	829,966
Depreciation and amortization expense									87,927	52,184	45,765
Total assets	3,093,007				3,097,190				3,093,007	3,097,190	1,294,009
Other Segment [Member]
Segment Reporting Information [Line Items]
Operating profit									(2,174,404)	(1,816,520)	(1,648,849)
Depreciation and amortization expense									113,288	100,444	84,194
Total assets	3,500,338				3,318,899				3,500,338	3,318,899	3,007,268
United States [Member]
Segment Reporting Information [Line Items]
Net sales									2,647,567	2,655,034	2,468,191
Long-Lived Assets	1,007,111				965,936				1,007,111	965,936	876,462
Europe [Member]
Segment Reporting Information [Line Items]
Net sales									1,559,142	1,314,350	1,197,912
Long-Lived Assets	84,497				85,961				84,497	85,961	77,790
Japan [Member]
Segment Reporting Information [Line Items]
Net sales									641,448	552,737	480,897
Long-Lived Assets	31,070				25,583				31,070	25,583	18,756
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Net sales									415,518	323,855	254,429
Long-Lived Assets	80,997				74,537				80,997	74,537	39,946
Other Countries [Member]
Segment Reporting Information [Line Items]
Net sales									348,021	318,795	279,844
Long-Lived Assets	184,734				171,914				184,734	171,914	140,132
CRM [Member]
Segment Reporting Information [Line Items]
Net sales									3,033,930	3,039,953	2,769,034
Cardiovascular [Member]
Segment Reporting Information [Line Items]
Net sales									1,337,313	1,036,683	953,620
Atrial Fibrillation [Member]
Segment Reporting Information [Line Items]
Net sales									822,085	707,873	627,853
Advanced Neuromodulation Systems, Inc. [Member]
Segment Reporting Information [Line Items]
Net sales									$ 418,368	$ 380,262	$ 330,766